PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In Other Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	R$ 4,622,138	R$ 6,009,966	R$ 6,729,107
Adjustment for inflation	630,797	762,281
Provisions, net of (reversals and write-offs)	1,258,040	906,488
Payments	(3,276,665)	(2,387,910)
Changes In Other Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	8,587,613	7,989,207	9,178,471
Adjustment for inflation	491,102	409,432
Provisions, net of (reversals and write-offs)	4,002,792	1,214,974
Payments	(3,895,488)	(2,813,670)
Changes In Other Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Changes in provision	7,059,304	7,477,364	R$ 8,072,037
Adjustment for inflation	472,830	511,159
Provisions, net of (reversals and write-offs)	(516,056)	(929,438)
Payments	R$ (374,834)	R$ (176,394)